As filed with the Securities and Exchange Commission on April 7, 2006
                                     Investment Company Act File number 811-8591

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                        PAX WORLD MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  January 31, 2006

ITEM 1: REPORT TO STOCKHOLDERS

Investment Adviser
Pax World Management Corp.
222 State Street
Portsmouth, NH  03801-3853


Transfer and Dividend Disbursing Agents

Individual Investor Class:
PFPC, Inc.
101 Sabin Street
Pawtucket, RI  02860


Institutional & Broker Service Classes:
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020

Address all account inquiries to:
Pax World Money Market Fund
P.O. Box 9824
Providence, RI  02940-8024

PAXWORLD                                                        600 FIFTH AVENUE
MONEY MARKET FUND, INC.                                     NEW YORK, N.Y. 10020
                                                                  (212) 830-5200




Dear Shareholder:



We are pleased to present the annual report of the Pax World Money Market Fund, Inc. (the "Fund") for the year ended January 31, 2006.


The Fund had net assets of $178,535,849 and 2,987 active shareholders as of January 31, 2006.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,

/s/Thomas W. Grant       /s/Laurence A. Shadek              /s/Steven W. Duff




Thomas W. Grant          Laurence A. Shadek                 Steven W. Duff
President                Executive Vice-President           Director

                                                       Expense Chart (unaudited)
                                       For the six months ended January 31, 2006
PAXWORLD Money Market Fund, Inc.

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005 through January 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

With respect to the Individual Investor Class, please note that IRA, Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA and 403(b)(7) accounts are charged an annual custodial fee of $12. If you are invested in one of these account types, you should add an additional $12 to the estimated expenses paid on your account.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                       For the six months ended January 31, 2006
PAXWORLD Money Market Fund, Inc.

With respect to the Individual Investor Class, please note that IRA, Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA and 403(b)(7) accounts are charged an annual custodial fee of $12. If you are invested in one of these account types, you should add an additional $12 to the estimated expenses paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------
 Individual Investor   Beginning Account   Ending Account Value   Expenses Paid During
        Class             Value 8/1/05           1/31/06               the Period*
---------------------------------------------------------------------------------------
  Actual                  $1,000.00             $1,016.70               $3.35
---------------------------------------------------------------------------------------
  Hypothetical (5%        $1,000.00             $1,021.88               $3.36
  return before
  expenses)
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
 Institutional Class   Beginning Account   Ending Account Value   Expenses Paid During
                          Value 8/1/05           1/31/06               the Period*
---------------------------------------------------------------------------------------
  Actual                  $1,000.00             $1,018.00               $2.09
---------------------------------------------------------------------------------------
  Hypothetical (5%        $1,000.00             $1,023.14               $2.09
  return before
  expenses)
---------------------------------------------------------------------------------------
 Broker Service Class  Beginning Account   Ending Account Value   Expenses Paid During
                          Value 8/1/05           1/31/06               the Period*
---------------------------------------------------------------------------------------
  Actual                  $1,000.00             $1,015.70               $4.37
---------------------------------------------------------------------------------------
  Hypothetical (5%        $1,000.00             $1,020.87               $4.38
  return before
  expenses)
---------------------------------------------------------------------------------------
 MMA Praxis Class      Beginning Account   Ending Account Value   Expenses Paid During
                          Value 8/1/05           1/31/06               the Period*
---------------------------------------------------------------------------------------
  Actual                  $1,000.00             $1,017.00               $3.05
---------------------------------------------------------------------------------------
  Hypothetical (5%        $1,000.00             $1,022.18               $3.06
  return before
  expenses)
---------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.66%, 0.41%, 0.86% and 0.60% for the Individual Investor Class, Institutional Class, Broker Service Class and MMA Praxis Class, respectively, multiplied by the average account value over the period (August 1, 2005 through January 31, 2006), multiplied by 184/365 (to reflect the one-half year period).

                                                         Schedule of Investments
                                                                January 31, 2006
PAXWORLD Money Market Fund, Inc.

FACE                                            MATURITY              VALUE
AMOUNT                                              DATE   YIELD (a) (NOTE 1)
--------------------------------------------------------------------------------

ASSET BACKED COMMERCIAL PAPER: 43.11%
$ 5,000,000   Apreco, LLC....................... 02/06/06   4.36%  $ 4,996,993
  5,000,000   Apreco, LLC....................... 04/03/06   4.55     4,961,790
  5,000,000   Barton Capital, LLC............... 02/01/06   4.36     5,000,000
  8,000,000   Clipper Receivables Company, LLC.. 02/21/06   4.42     7,980,445
  5,000,000   Fountain Square Commercial
              Funding Corp...................... 02/13/06   4.35     4,992,750
  5,000,000   Galaxy Funding, LLC............... 04/05/06   4.47     4,961,325
  8,000,000   Greyhawk Funding, LLC............. 02/14/06   4.30     7,987,693
  5,000,000   Jupiter Securitization Corp....... 02/03/06   4.35     4,998,797
  5,000,000   Jupiter Securitization Corp....... 02/22/06   4.46     4,987,050
  5,000,000   Prefco-Preferred Receivable
              Funding Corp...................... 02/07/06   4.34     4,996,400
  1,156,000   Triple-A-One Funding Corp.
              Insured by MBIA Insurance Corp.... 02/06/06   4.35     1,155,305
  7,000,000   Triple-A-One Funding Corp.
              Insured by MBIA Insurance Corp.... 02/09/06   4.35     6,993,264
  4,000,000   Variable Funding Capital Corp..... 03/06/06   4.42     3,983,903
  9,000,000   Windmill Funding Corp............. 02/27/06   4.45     8,971,386
-----------                                                        -----------
 77,156,000   Total Asset Backed Commercial Paper                   76,967,101
-----------                                                        -----------

COMMERCIAL PAPER: 4.42%
$ 7,895,000   Yale University................... 02/02/06   4.22%  $ 7,894,083
-----------                                                        -----------
  7,895,000   Total Commercial Paper                                 7,894,083
-----------                                                        -----------

DOMESTIC CERTIFICATE OF DEPOSIT: 2.80%
$ 5,000,000   Wells Fargo Bank, N.A............. 01/31/07   4.87%  $ 4,999,727
-----------                                                        -----------
  5,000,000   Total Domestic Certificate of Deposit                  4,999,727
-----------                                                        -----------

FLOATING RATE SECURITIES: 1.68%
$ 3,000,000   Fifth Third Bank.................. 04/21/06   4.49%  $ 3,000,000
-----------                                                        -----------
  3,000,000   Total Floating Rate Securities                         3,000,000
-----------                                                        -----------




   The accompanying notes are an integral part of these financial statements.

                                                                January 31, 2006

PAXWORLD Money Market Fund, Inc.

FACE                                            MATURITY              VALUE
AMOUNT                                              DATE   YIELD (a) (NOTE 1)
--------------------------------------------------------------------------------
FOREIGN COMMERCIAL PAPER: 14.06%
$ 2,500,000   Alliance & Leicester PLC.......... 02/06/06   4.22%  $ 2,498,552
  2,000,000   Alliance & Leicester PLC.......... 02/09/06   4.29     1,998,111
  5,000,000   Alliance & Leicester PLC.......... 06/06/06   4.60     4,921,701
  5,000,000   Northern Rock PLC................. 03/07/06   4.41     4,979,411
  6,400,000   Svenska Handelsbanken............. 02/27/06   4.41     6,380,049
  1,318,000   Yorkshire Building Society........ 02/03/06   4.31     1,317,687
  3,000,000   Yorkshire Building Society........ 02/09/06   4.26     2,997,187
-----------                                                        -----------
 25,218,000   Total Foreign Commercial Paper                        25,092,698
-----------                                                        -----------

REPURCHASE AGREEMENT: 10.08%
$18,000,000   UBS AG, Purchased 01/31/06, 4.46%, due 02/01/06, Repurchase
              proceeds at maturity $18,002,230 (Collateralized by $15,945,000,
              FMNT, 2.750% to 6.250%, due 10/15/06 to 07/15/32,
              value $18,362,265)................ 02/01/06   4.46%  $18,000,000
-----------                                                        -----------
 18,000,000   Total Repurchase Agreement                            18,000,000
-----------                                                        -----------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES: 8.62%
$ 3,000,000   Federal Home Loan Bank ........... 04/13/06   4.36%  $ 2,988,171
  5,000,000   Federal Home Loan Mortgage Corp... 02/01/06   4.21     5,000,000
  2,500,000   Federal National Mortgage
              Association....................... 05/12/06   4.45     2,486,552
  5,000,000   Federal National Mortgage
              Association....................... 06/21/06   4.55     4,913,278
-----------                                                        -----------
 15,500,000   Total U.S. Government Agency Discount Notes           15,388,001
-----------                                                        -----------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES: 8.40%
$ 5,000,000   Federal Home Loan Mortgage Corp... 02/09/07   4.76%  $ 5,000,000
  5,000,000   Federal Home Loan Mortgage Corp... 10/23/06   4.25     5,000,000
  5,000,000   Federal National Mortgage
              Association....................... 08/08/06   4.00     5,000,000
-----------                                                        -----------
 15,000,000   Total U.S. Government Agency Medium Term Notes        15,000,000
-----------                                                        -----------





   The accompanying notes are an integral part of these financial statements.

                                                                January 31, 2006

PAXWORLD Money Market Fund, Inc.

FACE                                                MATURITY              VALUE
AMOUNT                                                  DATE   YIELD (a) (NOTE 1)
---------------------------------------------------------------------------------
VARIABLE RATE DEMAND INSTRUMENTS (b): 9.16%
$ 1,570,000   G & J Land Management - Series 1996
              LOC Fifth Third Bank................. 12/01/17   4.54%  $ 1,570,000
  2,365,000   Jake Sweeney Automotive, Inc. - Series 1998
              LOC US Bank, N.A..................... 04/01/10   4.54     2,365,000
  8,820,000   Mobile, AL Springhill Medical Clinic Board RB
              (Springhill Medical Complex) - Series 1996B
              LOC AmSouth Bank..................... 09/01/11   4.56     8,820,000
  3,600,000   Oak Crest Homes Inc. - Series 1996
              LOC National City Bank............... 11/01/26   4.55     3,600,000
-----------                                                          ------------
 16,355,000   Total Variable Rate Demand Instruments                   16,355,000
-----------                                                          ------------
              Total Investments (102.33%) (Cost $182,696,610+)        182,696,610
              Liabilities In Excess of Cash and Other Assets (-2.33%)  (4,160,761)
                                                                     ------------
              Net Assets (100.00%)                                   $178,535,849
                                                                     ------------

              + Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) The interest rate shown reflects the security's yield, unless yield is not available.

(b) Securities payable on demand at par including accrued interest (with seven days' notice). Interest is adjusted weekly.

KEY NOTES:

FMNT    =  Federal National Mortgage Association Medium Term Debentures
LOC     =  Letter of Credit
RB      =  Revenue Bond













   The accompanying notes are an integral part of these financial statements.

                                                 Breakdown of Portfolio Holdings
                                                                January 31, 2006

PAXWORLD Money Market Fund, Inc.

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

---------------------------------------------------------------
  Securities Maturing in         Value        % of Portfolio
---------------------------------------------------------------
  Less than 31 Days           $128,500,751         70.33%
  31 through 60 Days             8,963,314          4.91%
  61 through 90 Days            12,911,287          7.07%
  91 through 120 Days            2,486,552          1.36%
  121 through 180 Days           9,834,979          5.38%
  Over 180 Days                 19,999,727         10.95%
---------------------------------------------------------------
---------------------------------------------------------------
  Total                       $182,696,610        100.00%
---------------------------------------------------------------























   The accompanying notes are an integral part of these financial statements.

                                             Statement of Assets and Liabilities
                                                                January 31, 2006

PAXWORLD Money Market Fund, Inc.

ASSETS:
   Investments in securities, at amortized cost (Note 1)......     $ 164,696,610
   Repurchase agreement.......................................        18,000,000
   Cash.......................................................           838,177
   Accrued interest receivable................................           192,080
   Prepaid expenses...........................................            22,668
   Receivable from advisor....................................            18,110
   Other receivables..........................................                73
                                                                   -------------
         Total assets.........................................       183,767,718
                                                                   -------------

LIABILITIES:
   Payable to affiliates*.....................................            41,268
   Payable for securities purchased...........................         4,999,728
   Accrued expenses...........................................           113,709
   Dividends payable..........................................            77,164
                                                                   -------------
         Total liabilities....................................         5,231,869
                                                                   -------------
   Net assets.................................................     $ 178,535,849
                                                                   =============

SOURCE OF NET ASSETS:
   Net capital paid in on shares of capital stock (Note 3)....     $ 178,537,171
   Accumulated net realized loss..............................            (1,322)
                                                                   -------------
   Net assets.................................................     $ 178,535,849
                                                                   =============
   Net asset value, per share (Note 3):
     Individual Investor Class shares, ($24,636,256 applicable to
         24,636,438 shares outstanding).......................          $   1.00
                                                                        ========
     Institutional Class shares, ($105,551,008 applicable to
         105,551,790 shares outstanding)......................          $   1.00
                                                                        ========
     Broker Service Class shares, ($37,224,824 applicable to
         37,225,100 shares outstanding).......................          $   1.00
                                                                        ========
     Praxis Class shares, ($11,123,761 applicable to
         11,123,843 shares outstanding).......................          $   1.00
                                                                        ========

* Includes fees payable to PAX World Management Corp., Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

   The accompanying notes are an integral part of these financial statements.

                                                         Statement of Operations
                                                     Year Ended January 31, 2006

PAXWORLD Money Market Fund, Inc.

Investment income
   Income:
     Interest...................................................    $  6,550,954
                                                                    ------------
   Expenses: (Note 2)
     Advisory fee...............................................         288,064
     Administrative services fee................................         192,043
     Shareholder servicing fee (Individual Investor Class)......          57,899
     Shareholder servicing fee (Broker Service Class)...........          88,948
     Shareholder servicing fee (MMA Praxis Class)...............          26,583
     Custodian expenses.........................................          16,480
     Shareholder servicing and related shareholder expenses+....         263,149
     Legal fees, compliance and filing fees.....................         134,029
     Audit and accounting.......................................         131,738
     Directors' fees and expenses...............................          15,107
     Other......................................................          22,065
                                                                    ------------
        Total expenses..........................................       1,236,105
        Less:
        Expenses paid indirectly (Note 2).......................          (6,183)
        Fees waived (Note 2)....................................        (125,627)
        Expenses reimbursed (Note 2)............................         (78,728)
                                                                    ------------
     Net expenses ..............................................       1,025,567
                                                                    ------------
   Net investment income........................................       5,525,387
Realized gain (loss) on investments
   Net realized gain on investments.............................             -0-
                                                                    ------------
   Increase in net assets from operations.......................    $  5,525,387
                                                                    ============

+ Includes class specific transfer agency expenses of $83,359, $24,534, $78,272 and $19,140 for Individual Investor Class, Institutional Class, Broker Service Class and MMA Praxis Class, respectively.



   The accompanying notes are an integral part of these financial statements.

                                             Statements of Changes in Net Assets
                                           Years Ended January 31, 2006 and 2005

PAXWORLD Money Market Fund, Inc.

                                                2006                2005
                                                ----                ----
Increase (decrease) in net assets Operations:
   Net investment income.................    $ 5,525,387        $  1,592,044
   Net realized gain on investments......            -0-                 -0-
                                            ------------        ------------
   Increase in net assets from operations      5,525,387           1,592,044

Dividends to shareholders from:
Net investment income:
   Individual Investor Class.............       (646,275)           (181,195)
   Institutional Class...................     (3,670,145)         (1,115,909)
   Broker Service Class..................       (909,106)           (198,862)
   MMA Praxis Class......................       (299,861)            (96,078)
                                            ------------        ------------
   Total dividends to shareholders.......     (5,525,387)         (1,592,044)

Capital share transactions (Note 3):
   Individual Investor Class.............      3,044,782              87,089
   Institutional Class...................    (29,599,235)         22,446,180
   Broker Service Class..................      2,813,779           5,068,296
   MMA Praxis Class......................       (735,473)            430,250
                                            ------------        ------------
   Total capital share transactions......    (24,476,147)         28,031,815
                                            ------------        ------------
      Total increase(decrease)...........    (24,476,147)         28,031,815

Net assets:
   Beginning of year.....................    203,011,996         174,980,181
                                            ------------        ------------
   End of year...........................   $178,535,849        $203,011,996
                                            ============        ============
   Undistributed net investment income...   $       -0-         $        -0-
                                            ============        ============









   The accompanying notes are an integral part of these financial statements.

                                                   Notes to Financial Statements
                                                                January 31, 2006

PAXWORLD Money Market Fund, Inc.


1. SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, the Individual Investor Class, the Institutional Class, the Broker Service Class and the MMA Praxis Class. The Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plans. The Institutional Class shares are not subject to a service fee. The Broker Service Class shares are subject to an additional sub-accounting and administration fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities
Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

                                                                January 31, 2006

PAXWORLD Money Market Fund, Inc.


1. SUMMARY OF ACCOUNTING POLICIES, continued

b) Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income are taxable to shareholders as ordinary income.

d) Dividends and Distributions
Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

e) Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) General
Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                                                                January 31, 2006

PAXWORLD Money Market Fund, Inc.

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS  WITH AFFILIATES

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of 0.15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management, LLC (the "Sub-Advisor"), the Advisor, from its advisory fee, will pay the Sub-Advisor an annual fee computed at the rate of 0.075% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of 0.10% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Sub-Advisor, have entered into Distribution Agreements (with respect to all classes) and Shareholder Servicing Agreements only with respect to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a service fee equal to 0.25% per annum of the average daily net assets with respect only to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the year ended January 31, 2006, the Advisor and Distributor voluntarily waived the following fees:


Advisory fees                                     $ 102,234
Shareholder Servicing fees - MMA Praxis Class        23,393
                                                  ---------
                                        Total     $ 125,627
                                                  =========

The Advisor and Distributor have no right to recoup prior fee waivers.

                                                                January 31, 2006

PAXWORLD Money Market Fund, Inc.


2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES, continued

In addition, although not required to do so, the Advisor has agreed to reimburse class specific expenses amounting to $78,728 for the Individual Investor Class.

Fees are paid to Directors who are unaffiliated with the Sub-Advisor on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled board meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves. Effective January 1, 2006, the Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead Director will receive an annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $31,661 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as shareholder servicing agent for the Broker Service Class and the Institutional Class. Pursuant to the Transfer Agency Agreement with Reich & Tang Services, Inc., these fees were charged at an annual rate of 0.02% of the average daily net assets of the Broker Service and Institutional Classes. Also included in this caption are fees of $71,158 for sub-accounting and administrative services provided by the Distributor. Pursuant to an agreement with the Distributor, these fees were charged at an annual rate of 0.20% of the average daily net assets of the Broker Service class.

For the year ended January 31, 2006, the Fund had the following expense offsets:

Custodian expenses                                            $     6,117
Shareholder servicing and related shareholder expenses                 66
                                                              -----------
                                                   Total      $     6,183
                                                              ===========

                                                                January 31, 2006

PAXWORLD Money Market Fund, Inc.

3. CAPITAL STOCK
At January 31, 2006, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                               Year                  Year
                                               Ended                 Ended
                                         January 31, 2006      January 31, 2005
                                         ----------------      ----------------
INDIVIDUAL INVESTOR CLASS
-------------------------
Sold................................         21,190,425            17,083,360
Issued on reinvestment of dividends.            645,740               180,906
Redeemed............................        (18,791,383)          (17,177,177)
                                          -------------         -------------
Net increase(decrease) .............          3,044,782                87,089
                                          =============         =============

INSTITUTIONAL CLASS
-------------------
Sold................................        749,184,004           695,925,632
Issued on reinvestment of dividends.          3,135,870               891,091
Redeemed............................       (781,919,109)         (674,370,543)
                                          -------------         -------------
Net increase(decrease)..............        (29,599,235)           22,446,180
                                          =============         =============

BROKER SERVICE CLASS
--------------------
Sold................................         70,350,414            50,867,177
Issued on reinvestment of dividends.            909,105               202,432
Redeemed............................        (68,445,740)          (46,001,313)
                                          -------------         -------------
Net increase(decrease)..............          2,813,779             5,068,296
                                          =============         =============

MMA PRAXIS CLASS
----------------
Sold................................          4,533,552             6,651,013
Issued on reinvestment of dividends.            299,879                95,917
Redeemed............................         (5,568,904)           (6,316,680)
                                          -------------         -------------
Net increase(decrease)..............           (735,473)              430,250
                                          =============         =============

                                                                January 31, 2006

PAXWORLD Money Market Fund, Inc.


4. TAX INFORMATION

The tax character of all distributions paid during the years ended January 31, 2006 and 2005 was ordinary income.
At January 31, 2006, the Fund had unused capital loss carryforwards of $1,322, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains $1,170 and $152 will expire in the years 2010 and 2011, respectively.

At January 31, 2006, the Fund had no distributable earnings.

                                                                January 31, 2006

PAXWORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS

                                                    INDIVIDUAL
                                                  INVESTOR CLASS
                                ----------------------------------------------------
                                                    Year Ended
                                                    January 31,
                                ----------------------------------------------------
                                  2006       2005       2004       2003       2002
                                --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)
Net asset value,
   beginning of year..........  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                --------   --------   --------   --------   --------

Income from investment operations:
   Net investment income......    0.028      0.009      0.006      0.013      0.033

Net realized and unrealized gain(loss)
   on investments ............    --         --         --        (0.000)    (0.000)
                                --------   --------   --------   --------   --------
Total from investment operations  0.028      0.009      0.006      0.013      0.033
Less distributions from:
   Dividends from net
     investment income........   (0.028)    (0.009)    (0.006)    (0.013)    (0.033)

Net realized gains on investments --         --         --        (0.000)    (0.000)
                                --------   --------   --------   --------   --------

Total distributions...........   (0.028)    (0.009)    (0.006)    (0.013)    (0.033)
                                --------   --------   --------   --------   --------

Net asset value, end of year    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                ========   ========   ========   ========   ========
------------------------------------------------------------------------------------
Total Return..................    2.81%      0.87%      0.59%      1.28%      3.37%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
Net assets, end of year (000)   $24,636    $21,592    $21,504    $21,994    $19,977
Ratios to average net assets:
   Expenses (net of fees
      waived)(a)..............    0.66%      0.65%      0.62%      0.60%      0.60%
   Net investment income......    2.79%      0.87%      0.59%      1.27%      3.26%
   Advisory fees waived.......    0.05%      0.09%      0.08%      0.04%      0.04%
   Expenses reimbursed........    0.34%      0.36%      0.33%      0.32%      0.34%
   Expenses paid indirectly...    0.00%      0.00%      0.00%      0.00%      0.00%

(a) Includes expenses paid indirectly

                                                                January 31, 2006

PAXWORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS, continued

                                                   INSTITUTIONAL
                                                       CLASS
                                ----------------------------------------------------
                                                    Year Ended
                                                    January 31,
                                ----------------------------------------------------
                                  2006       2005       2004       2003       2002
                                --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)
Net asset value,
   beginning of year........... $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income.......   0.030      0.011      0.008      0.015      0.036
Net realized and unrealized gain(loss)
   on investments .............    --         --         --       (0.000)    (0.000)
                                --------   --------   --------   --------   --------
Total from investment operations  0.030      0.011      0.008      0.015      0.036
Less distributions from:
   Dividends from net
     investment income.........  (0.030)    (0.011)    (0.008)    (0.015)    (0.036)
Net realized gains on investments  --         --         --         --         --
                                --------   --------   --------   --------   --------
Total distributions............  (0.030)    (0.011)    (0.008)    (0.015)    (0.036)
                                --------   --------   --------   --------   --------
Net asset value, end of year    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                ========   ========   ========   ========   ========
------------------------------------------------------------------------------------
Total Return...................   3.06%      1.12%      0.84%      1.54%      3.63%
------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of year (000)   $105,551   $135,150   $112,704   $183,181   $200,653
Ratios to average net assets:
   Expenses (net of fees
      waived) (a)..............   0.41%      0.40%      0.37%      0.35%      0.35%
   Net investment income.......   2.99%      1.11%      0.86%      1.53%      3.54%
   Advisory fees waived........   0.05%      0.09%      0.08%      0.04%      0.04%
   Expenses paid indirectly....   0.00%      0.00%      0.00%      0.00%      0.00%

(a) Includes expenses paid indirectly

                                                                January 31, 2006

PAXWORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS, continued

                                                      BROKER
                                                   SERVICE CLASS
                                ----------------------------------------------------
                                                    Year Ended
                                                    January 31,
                                ----------------------------------------------------
                                  2006       2005       2004       2003       2002
                                --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)
Net asset value,
   beginning of year........... $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income.......   0.026      0.007      0.004      0.011      0.031
Net realized and unrealized gain(loss)
   on investments .............    --         --         --       (0.000)    (0.000)
                                --------   --------   --------   --------   --------
Total from investment operations  0.026      0.007      0.004      0.011      0.031
Less distributions from:
   Dividends from net
     investment income.........  (0.026)    (0.007)    (0.004)    (0.011)    (0.031)
Net realized gains on investments  --         --         --         --         --
                                --------   --------   --------   --------   --------
Total distributions............  (0.026)    (0.007)    (0.004)    (0.011)    (0.031)
                                --------   --------   --------   --------   --------
Net asset value, end of year    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                ========   ========   ========   ========   ========
------------------------------------------------------------------------------------
Total Return...................   2.60%      0.67%      0.39%      1.08%      3.16%
------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of year (000)   $ 37,225   $ 34,411   $ 29,343   $ 19,633   $ 19,298
Ratios to average net assets:
   Expenses (net of fees
      waived) (a)..............   0.86%      0.84%      0.82%      0.80%      0.80%
   Net investment income.......   2.56%      0.68%      0.38%      1.07%      2.91%
   Advisory fees waived........   0.05%      0.09%      0.08%      0.04%      0.04%
   Expenses paid indirectly....   0.00%      0.00%      0.00%      0.00%      0.00%

(a) Includes expenses paid indirectly

                                                                January 31, 2006

PAXWORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS, continued

                                                    MMA PRAXIS
                                                       CLASS
                                ----------------------------------------------------
                                                    Year Ended
                                                    January 31,
                                ----------------------------------------------------
                                  2006       2005       2004       2003       2002
                                --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)
Net asset value,
   beginning of year........... $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income.......   0.028      0.009      0.006      0.013      0.033
Net realized and unrealized gain(loss)
   on investments .............    --         --         --       (0.000)    (0.000)
                                --------   --------   --------   --------   --------
Total from investment operations  0.028      0.009      0.006      0.013      0.033
Less distributions from:
   Dividends from net
     investment income.........  (0.028)    (0.009)    (0.006)    (0.013)    (0.033)
Net realized gains on investments  --         --         --         --         --
                                --------   --------   --------   --------   --------
Total distributions............  (0.028)    (0.009)    (0.006)    (0.013)    (0.033)
                                --------   --------   --------   --------   --------
Net asset value, end of year    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                ========   ========   ========   ========   ========
------------------------------------------------------------------------------------
Total Return...................   2.87%      0.91%      0.61%      1.28%      3.37%
------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of year (000)   $ 11,124   $ 11,859   $ 11,429   $ 12,267   $ 13,095
Ratios to average net assets:
   Expenses (net of fees
        waived) (a)............   0.60%      0.60%      0.60%      0.60%      0.60%
   Net investment income.......   2.82%      0.88%      0.62%      1.28%      3.24%
   Advisory fees waived........   0.05%      0.09%      0.08%      0.04%      0.04%
   Shareholder servicing
        fees waived............   0.22%      0.21%      0.18%      0.09%      0.08%
   Expenses paid indirectly....   0.00%      0.00%      0.00%      0.00%      0.00%

(a) Includes expenses paid indirectly

                         Report of Independent Registered Public Accounting Firm

PAXWORLD Money Market Fund, Inc.


To the Board of Directors and Shareholders of Pax World Money Market Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pax World Money Market Fund, Inc. (the "Fund") at January 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
March 17, 2006

                                             Additional Information, (unaudited)

PAXWORLD Money Market Fund, Inc.


ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at
(800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at
(800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

PAXWORLD Money Market Fund, Inc.


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

Pax World Money Market Fund, Inc.

In determining whether to approve the continuance of the Advisory Agreement and Sub-Advisory Agreement (the "Agreements"), the Directors considered the following information:

     1) The nature, extent and quality of services provided by the Adviser and Sub-Adviser.

The Directors reviewed in detail the nature and extent of the services provided by the Adviser and the Sub-Adviser under the terms of the Fund's Agreements and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets, including the Adviser's obligation to screen potential investments for compliance with the Fund's social responsibility criteria (as described in the Fund's prospectus); the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Fund who are officers of the Adviser or the Sub-Adviser or their affiliates. The Board also observed that the Sub-Adviser provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Adviser and Sub-Adviser and in consultation with counsel to the independent directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Agreements were reasonable and appropriate in relation to the advisory and sub-advisory fees, that the level of services provided by the Adviser and Sub-Adviser had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Adviser and Sub-Adviser, that (i) the Adviser and Sub-Adviser were able to retain quality portfolio managers and other personnel; (ii) the Adviser and

PAXWORLD Money Market Fund, Inc.


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

Sub-Adviser exhibited a high level of diligence and atention to detail in carrying out their respective advisory responsibilities under the Agreements;
(iii) the Adviser and Sub-Adviser were responsive to requests of the Directors; and (iv) the Adviser and Sub-Adviser had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Adviser's and Sub-Adviser's reputations and long-standing relationships with the Fund and, in particular, the experience of the Adviser in advising socially responsible funds and the Sub-Adviser in advising money market funds. The Directors also noted the high quality of services provided by the Sub-Adviser under the Administrative Services Contract.

     2)   The performance of the Fund and the Adviser and Sub-Adviser.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various Lipper peer group categories for the one-month and one-, three- and five-year periods ended November 30, 2005. The peer group categories included: (i) an asset-based peer group of institutional money market funds, as classified by Lipper, as the peer group for the Fund's Institutional class shares ("expense group 1"); (ii) a competitors class peer group representing other retail money market funds that are considered to be competitors of the Fund's Institutional class shares with similar distribution channels ("expense group 2"); and (iii) a peer group of all other institutional money market funds in the Lipper universe regardless of asset size (the "expense universe"). These peer groups are collectively referred to as the "Peer Groups." The Adviser and the Sub-Adviser advised the Board that they do not advise or subadvise: (i) other funds with a similar investment policy to the Fund's; or
(ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Directors used the Fund's performance against the Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Adviser and Sub-Adviser were obtaining for the Fund's shareholders the performance

PAXWORLD Money Market Fund, Inc.


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Fund against all the Peer Groups was satisfactory and that the Fund's ranking against the Lipper performance universe (which includes all funds in the expense universe) was in the 2nd quintile for the one-month period and in the 4th quintile for the one-year, three-year and five-year periods (the 1st quintile is the highest quintile).

In connection with its assessment of the performance of the Adviser and Sub-Adviser, the Directors considered the financial condition of both the Adviser and Sub-Adviser and whether they have the resources necessary to continue to carry out their respective obligations under the Agreements. The Directors took into account, in this regard, the payments made by the Sub-Adviser from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that both the Adviser and Sub-Adviser had the financial resources necessary to continue to perform their respective obligations under the Agreements and to continue to provide the high quality services that they had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Adviser and Sub-Adviser and its affiliates from their relationships with the Fund.

In connection with the Director's consideration of the level of the advisory and sub-advisory fees, the Directors considered a number of factors. The Directors compared the level of the advisory fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund's combined advisory-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups. The Directors also considered comparative total fund expenses of each class of the Fund and the Peer Groups. The Directors used this combined fee information and total expense data as a guide to

PAXWORLD Money Market Fund, Inc.


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, (continued)

help assess the reasonableness of the Fund's advisory and sub-advisory fees, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Adviser and Sub-Adviser were providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's advisory fees and combined fees (advisory and administrative) were reasonable when compared to the advisory fees and combined fees of the Peer Groups. The Directors also noted that neither the Adviser nor the Sub-Adviser advised or sub-advised any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund. The Directors concluded that the levels of the advisory and sub-advisory fees were reasonable in light of these factors.

The Directors also considered the profitability of the Adviser and Sub-Adviser and the Sub-Adviser's affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Adviser and Sub-Adviser and the Sub-Adviser's affiliates for the year ended December 31, 2004. The Directors considered revenues received by the Adviser and Sub-Adviser under the Agreements and by the Sub-Adviser under the Administrative Services Contract as well as revenues received by the Sub-Adviser's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Adviser and Sub-Adviser and the Sub-Adviser's affiliates was not excessive.

PAXWORLD Money Market Fund, Inc.


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, (continued)
     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Directors' consideration of economies of scale, the Directors discussed with the Adviser and Sub-Adviser whether economies of scale would be realized by them in their management of the Fund at higher asset levels. The Directors also discussed with the Adviser and Sub-Adviser whether certain of their costs would increase if asset levels rise and observed that as assets rise, the Sub-Adviser and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were significant asset growth in the future, the Directors determined to reassess whether the advisory and sub-advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

     5)   Other Factors.

In addition to the above factors, the Directors acknowledged the importance of the ability of the Sub-Adviser's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's advisory and sub-advisory fees were fair and reasonable with respect to the quality of services that the Adviser and Sub-Adviser provide and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.

PAXWORLD Money Market Fund, Inc.

                                              Directors and Officers Information
                                                     January 31, 2006(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age         Held with     and Length of                During Past                    Portfolios in       Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
---------------------------------------------------------------------------------------------------------------------------------
Edward A. Kuczmarski,  Director      Since 2006     Certified Public Accountant and Partner   Director/Trustee of   Trustee of the
Age 56                                              of Hays and Company LLP since 1980.       twelve portfolios     Empire Builder
                                                                                                                    Tax Free Bond
                                                                                                                    Fund
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Dr. W. Giles Mellon,   Director      Since 1998     Professor Emeritus of Business            Director/Trustee of        N/A
Age 74                                              Administration in the Graduate School     eleven portfolios
                                                    of Management, Rutgers University with
                                                    which he has been associated with since
                                                    1966.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Robert Straniere,      Director      Since 1998     Owner, Straniere Law Firm since 1980,     Director/Trustee        WPG Funds
Esq., Age 64                                        NYS Assemblyman from 1981 to 2004         of eleven                 Group
                                                    and counsel at Fisher & Berger since      portfolios
                                                    1995.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Dr. Yung Wong,         Director      Since 1998     Managing Director of Abacus Associates,   Director/Trustee of        N/A
Age 67                                              an investment firm, since 1966.           eleven portfolios
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------

PAXWORLD Money Market Fund, Inc.

                                       Directors and Officers Information (continued)
                                                     January 31, 2006(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age          Held with    and Length of                 During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,        Director(4)    Since 1997    Manager and Pres. of Reich & Tang Asset   Director/Trustee          None
Age 52                                              Management, LLC("RTAM, LLC"), a           and/or Officer of
                                                    registered Investment Advisor and Pres.   sixteen portfolios
                                                    of the Mutual Funds Division of RTAM,
                                                    LLC. Associated with  RTAM, LLC since
                                                    1994. Mr. Duff is also Pres. and
                                                    Director/Trustee of nine funds in the
                                                    Reich & Tang Fund Complex, Principal
                                                    Executive Officer of Delafield Fund,
                                                    Inc. and Pres. and Chief Executive
                                                    Officer of Tax Exempt Proceeds Fund,
                                                    Inc. Mr. Duff also serves as a Director
                                                    of Reich & Tang Services, Inc. and
                                                    Reich & Tang Distributors, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Richard De Sanctis,    Vice           Since 2005    Executive Vice Pres. and CFO of RTAM,             N/A                N/A
Age 49                 President                    LLC.  Associated with RTAM, LLC since
                                                    1990.  Mr. De Sanctis is Vice President
                                                    of ten other funds in the Reich & Tang
                                                    Fund Complex, Vice President and
                                                    Assistant Secretary of Cortland Trust,
                                                    Inc. and serves as Executive Vice Pres.
                                                    and Chief Financial Officer of Reich &
                                                    Tang Services, Inc. and Reich & Tang
                                                    Distributors, Inc. Prior to December
                                                    2004, Mr. De Sanctis was Treasurer and
                                                    Assistant Secretary of eleven funds in
                                                    the Reich & Tang Fund Complex and Vice
                                                    President, Treasurer and Assistant
                                                    Secretary of Cortland Trust, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------

PAXWORLD Money Market Fund, Inc.

                                       Directors and Officers Information (continued)
                                                     January 31, 2006(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age          Held with    and Length of                 During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------------
Molly Flewharty,       Vice          Since 2002     Senior Vice Pres. of RTAM, LLC.                   N/A                N/A
Age 54                 President                    Associated with RTAM, LLC since 1977.
                                                    Ms. Flewharty is also Vice Pres. of
                                                    eleven other funds in the Reich & Tang
                                                    Fund Complex. Ms. Flewharty also serves
                                                    as Senior Vice Pres. of Reich & Tang
                                                    Distributors, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Thomas W. Grant,       President     Since 1998     Pres. of Pax World Management Corp.               N/A                N/A
14 Wall Street,                                     since 1996 and Pres. of H.G. Wellington
New York, NY 10005                                  & Co., Inc. since 1991.
Age 64
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Rosanne Holtzer,       Chief         Since 2004     Senior Vice President, Compliance                 N/A                N/A
Age 41                 Compliance                   Officer and Assistant Secretary of
                       Officer                      RTAM, LLC.  Associated with RTAM, LLC
                                                    since 1986.  Ms. Holtzer is Chief
                       Secretary     Since 2001     Compliance Officer, Secretary and
                                                    Assistant Treasurer of eleven other
                       Assistant     Since 1991     funds in the Reich & Tang Fund Complex.
                       Treasurer                    Ms. Holtzer also serves as Senior Vice
                                                    Pres., Assistant Secretary and
                                                    Compliance Officer of Reich & Tang
                                                    Distributors and Senior Vice Pres.,
                                                    Assistant Secretary and Chief
                                                    Compliance Officer of Reich & Tang
                                                    Services, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------

PAXWORLD Money Market Fund, Inc.

                                        Directors and Officers Information (continued)
                                                     January 31, 2006(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age          Held with    and Length of                 During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------------
Michael Lydon,         Vice          Since 2005     Executive Vice Pres. and Chief                    N/A                N/A
Age 42                 President                    Operations Officer of RTAM, LLC.
                                                    Associated with RTAM, LLC since January
                                                    2005.  Mr. Lydon was Vice Pres. at
                                                    Automatic Data Processing from July
                                                    2000 to December 2004.  Prior to July
                                                    2000, Mr. Lydon was Executive Vice
                                                    Pres. and Chief Information Officer of
                                                    RTAM, LLC.  Mr. Lydon is also Vice
                                                    Pres. of eleven other funds in the
                                                    Reich & Tang Fund Complex.  Mr. Lydon
                                                    also serves as Executive Vice Pres. and
                                                    Chief Operations Officer for Reich &
                                                    Tang Distributors, Inc. and Reich &
                                                    Tang Services, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Anthony Pace,          Treasurer      Since 2004    Vice Pres. of RTAM, LLC since September           N/A                N/A
Age 40                 and                          2004.  Mr. Pace was a Director of a
                       Assistant                    Client Service Group at GlobeOp
                       Secretary                    Financial Services, Inc. from May 2002
                                                    to August 2004 and Controller/Director
                                                    of Mutual Fund Administration for Smith
                                                    Barney Funds Management LLC and Solomon
                                                    Brothers Asset Management Inc. from
                                                    1998 to May 2002.  Mr. Pace is also
                                                    Treasurer and Assistant Secretary of
                                                    eleven other funds in the Reich & Tang
                                                    Fund Complex.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------

PAXWORLD Money Market Fund, Inc.

                                        Directors and Officers Information (continued)
                                                     January 31, 2006(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age          Held with    and Length of                 During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------------
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Laurence A. Shadek     Executive      Since 1998    Chairman of the Board of Pax World                N/A                N/A
14 Wall Street,        Vice                         Management Corp. since 1996 and
New York, NY 10005     President                    Executive Vice President of H.G.
Age 56                                              Wellington & Co., Inc. since 1986.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------

1 The Statement of Additional Information includes additional information about Delafield Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 With the exception of Mr. Grant and Mr. Shadek, the address of each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering th`e election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4 Steven W. Duff is deemed an interested person of the Fund due to his affilation with RTAM, LLC, the Fund's ivnestment sub-advisor.

                          Account Options and Services*

At Pax World, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.

TYPES OF ACCOUNTS                               SERVICES
Regular Accounts: Individual, business          Automatic Investment Plan: You may
and trust accounts are available for all        arrange to have a fixed amount deducted
Pax World Funds.                                from your checking or savings account
                                                and invested in your Pax World account
Traditional IRA: Certain individuals can        on a monthly or quarterly basis.
make tax-deductible contributions to this       Automatic investment plans do not assure
account. Taxes are paid only when funds         a profit and do not protect against loss
are withdrawn, usually in retirement, when      in declining markets.
investors may be in a lower tax bracket.
                                                Voluntary Withdrawal Plan: This plan
Roth IRA: Contributions to a Roth IRA are       makes it possible for investors to receive
not deductible, but after five years some       a monthly check from their Pax World
types of withdrawals are tax-free.              account.  This plan requires a minimum
                                                investment of $10,000.
SIMPLE IRA: This is an easy-to-maintain
retirement plan designed for small              Online Account Accesss: Utilizing a
businesses of up to 100 employees.              unique ID number and PIN, you can access
                                                your Pax World account(s) online to review
SEP IRA: This is an employer-funded             your account balances or histories;
retirement plan popular with small              purchase or redeem fund shares; or make
businesses and self-employed persons.           exchanges between different Pax World
                                                Funds.
Education Savings Account & Uniform Gift
to Minors Account (UGMA): These plans           www.paxworld.com: Learn all about Pax
provide excellent ways to save for a            World through our web site! You can check
child's education.                              Fund performance, read about our portfolio
                                                managers, view Connection - our quarterly
403(b)(7) Pension Plan: This plan is            newsletter, and see how Pax World voted
available to persons employed by                on various proxies for the companies in
non-profit organizations.                       our portfolios.

*This report is intended for shareholders of the Pax World Money Market Fund only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus, which contains more complete information including fees and expenses, and should be read carefully before investing. Please request a prospectus by calling (800) 767-1729, via e-mail at info@paxworld.com, or by visiting our web site at www.paxworld.com. All mutual fund investments involve risk, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Always consult your personal tax adviser before making any tax-related investment decision. Distributor: Reich & Tang Distributors, Inc. Member NASD/SIPC.

PAXWORLD

ETHICAL INVESTING


        PAX World
        222 State Street
        Portsmouth, NH 03801
        800.767.1729
        web www.paxworld.com
        email info@paxworld.com

        For general fund information:
        800.767.1729

        For shareholder account information:
        800.372.7827

        For broker services:
        800.635.1404

        Address all account inquiries to:
        PAX World
        P.O. Box 9824
        Providence, RI 02940-8024

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 1/31/2006                  FYE 1/31/2005

4(a)     Audit Fees                 $27,000                        $23,400
4(b)     Audit Related Fees         $     0                        $     0
4(c)     Tax Fees                   $ 3,465                        $ 3,320
4(d)     All Other Fees             $     0                        $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,456 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2006. $3,320 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2005.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTRS COMPANY AND AFFILIATED PURCHASE

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.

 By (Signature and Title)*    /s/Rosanne Holtzer
                                 Rosanne Holtzer, Secretary
Date: April 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Thomas W. Grant
                                 Thomas W. Grant, President
Date: April 6, 2006

By (Signature and Title)*     /s/Anthony
                                 Anthony Pace, Treasurer
Date: April 6, 2006

* Print the name and title of each signing officer under his or her signature.